Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Taxes Payable [Abstract]
Enterprise income tax payable	$ 1,010,451	$ 699,633
Value-added tax, net	327,124	271,404
City maintenance and construction tax	21,331	17,018
Additional education fees	9,286	7,438
Other taxes	7,296	5,531
Total	$ 1,375,488	$ 1,001,024